Share capital - Schedule of Shares Outstanding (Details)	12 Months Ended
Dec. 31, 2022 shares
Class A shares
Increase (decrease) in number of shares [Roll forward]
Number of shares authorized at beginning of period (in shares)	299,998,125
Number of shares held in treasury at beginning of period (in shares)	(23,134,506)
Number of shares outstanding at beginning of period (in shares)	276,863,619
Number of shares authorized at end of period (in shares)	299,998,125
Number of shares held in treasury at end of period (in shares)	(18,021,738)
Number of shares outstanding at end of period (in shares)	281,976,387
Class B Shares
Increase (decrease) in number of shares [Roll forward]
Number of shares authorized at beginning of period (in shares)	345,437,500
Number of shares outstanding at beginning of period (in shares)	345,437,500
Number of shares authorized at end of period (in shares)	345,437,500
Number of shares outstanding at end of period (in shares)	345,437,500
Authorized registered shares | Class A shares
Increase (decrease) in number of shares [Roll forward]
Sale of shares held by On in treasury (in shares)	0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	0
Authorized registered shares | Class B Shares
Increase (decrease) in number of shares [Roll forward]
Sale of shares held by On in treasury (in shares)	0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	0
Shares held by On in treasury | Class A shares
Increase (decrease) in number of shares [Roll forward]
Sale of shares held by On in treasury (in shares)	5,163,096
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	50,328
Outstanding shares | Class A shares
Increase (decrease) in number of shares [Roll forward]
Sale of shares held by On in treasury (in shares)	5,163,096
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	(50,328)
Outstanding shares | Class B Shares
Increase (decrease) in number of shares [Roll forward]
Sale of shares held by On in treasury (in shares)	0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	0